Condensed Consolidated Statements of Stockholder’s Equity (Unaudited) - USD ($)	Spectrum Global Solutions, Inc. Common stock	Spectrum Global Solutions, Inc. Additional paid-in capital	Spectrum Global Solutions, Inc. (Accumulated deficit)/retained earnings	Spectrum Global Solutions, Inc. Common stock subscribed	Spectrum Global Solutions, Inc. Treasury stock	Spectrum Global Solutions, Inc.	Common stock	Additional paid-in capital	(Accumulated deficit)/retained earnings	Noncontrolling interest	Total
Beginning Balance at Dec. 31, 2018		$ 18,681,467	$ (24,170,105)	$ 74,742	$ (277,436)	$ (5,691,332)
Beginning Balance (in Shares) at Dec. 31, 2018	25,703
Issuance of common stock to Dominion Capital		36,454				36,454
Issuance of common stock to Dominion Capital (in Shares)	3,104
Issuance of common stock to InterCloud Systems	$ 2	3,381,839				3,381,841
Issuance of common stock to InterCloud Systems (in Shares)	121,019
Issuance of common stock to M2B Funding		48,608				48,608
Issuance of common stock to M2B Funding (in Shares)	4,448
Issuance of common stock to MZ Group for services		37,500				37,500
Issuance of common stock to MZ Group for services (in Shares)	2,778
Issuance of common stock to RDW Capital		304,028				304,028
Issuance of common stock to RDW Capital (in Shares)	4,126
Issuance of common stock to Silverback Capital		207,052				207,052
Issuance of common stock to Silverback Capital (in Shares)	7,700
Issuance of common stock to Virtual Capital		698,921				698,921
Issuance of common stock to Virtual Capital (in Shares)	13,239
Issuance of common stock to employees pursuant to the conversions of convertible debt		308,000				308,000
Issuance of common stock to employees pursuant to the conversions of convertible debt (in Shares)	4,667
Impact of Dominion Capital beneficial conversion feature		314,228				314,228
Stock-based compensation		1,237,194				1,237,194
Stock-based compensation (in Shares)	9,565
Cancellation of shares for services
Cancellation of shares for services (in Shares)	(634)
Deemed dividend - Series A preferred stock modification			(488,072)			(488,072)
Net loss for the period			(5,834,258)			(5,834,258)
Ending balance at Dec. 31, 2019	$ 2	25,255,291	(30,492,435)	74,742	(277,436)	(5,439,836)			$ 3,509,870	$ 1,240,840	$ 4,750,710
Ending balance (in Shares) at Dec. 31, 2019	195,715
Distributions to shareholders									(6,954)	(351,968)	(358,922)
Net loss for the period									78,571	108,425	186,996
Ending balance at Mar. 31, 2020									3,581,487	997,297	4,578,784
Ending balance (in Shares) at Mar. 31, 2020
Beginning Balance at Dec. 31, 2019	$ 2	25,255,291	(30,492,435)	74,742	(277,436)	(5,439,836)			3,509,870	1,240,840	4,750,710
Beginning Balance (in Shares) at Dec. 31, 2019	195,715
Stock-based compensation		1,852,725				1,852,725
Net loss for the period			(17,710,296)			(17,710,296)
Ending balance at Dec. 31, 2020	$ 132	38,292,653	(48,202,731)	74,742	(277,436)	(10,112,640)			2,896,346	886,204	3,782,550
Ending balance (in Shares) at Dec. 31, 2020	13,188,951
Issuance of common stock to M2B Funding upon conversion of Series A preferred stock	$ 2	53,465				53,467
Issuance of common stock to M2B Funding upon conversion of Series A preferred stock (in Shares)	171,112
Issuance of common stock to CCAG Investments upon execution of convertible debenture agreements		51,500				51,500
Issuance of common stock to CCAG Investments upon execution of convertible debenture agreements (in Shares)	9,755
Issuance of common stock to FJ Vulis upon execution of convertible debenture agreements		51,500				51,500
Issuance of common stock to FJ Vulis upon execution of convertible debenture agreements (in Shares)	9,755
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock	$ 6	217,012				217,018
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock (in Shares)	537,406
Issuance of common stock to GS Capital Partners upon conversion of a convertible debenture	$ 56	1,316,592				1,316,648
Issuance of common stock to GS Capital Partners upon conversion of a convertible debenture (in Shares)	5,590,167
Issuance of common stock to Power Up Lending upon conversion of convertible debentures	$ 22	666,639				666,661
Issuance of common stock to Power Up Lending upon conversion of convertible debentures (in Shares)	2,246,990
Issuance of common stock to SCS, LLC upon conversion of a convertible debenture	$ 1	19,732				19,733
Issuance of common stock to SCS, LLC upon conversion of a convertible debenture (in Shares)	154,288
Issuance of common stock to Crown Bridge Partners upon conversion of a convertible debenture	$ 10	143,291				143,301
Issuance of common stock to Crown Bridge Partners upon conversion of a convertible debenture (in Shares)	980,500
Common stock issued for related party receivable from WaveTech GmbH debt assumption	$ 11	8,507,546				8,507,557
Common stock issued for related party receivable from WaveTech GmbH debt assumption (in Shares)	1,082,731
Issuance of common stock to CCAG Investments based on terms of a convertible debenture	$ 15	109,690				109,705
Issuance of common stock to CCAG Investments based on terms of a convertible debenture (in Shares)	1,542,000
Issuance of common stock to FJ Vulis based on terms of a convertible debenture	$ 9	68,031				68,040
Issuance of common stock to FJ Vulis based on terms of a convertible debenture (in Shares)	900,000
Shares returned by GS Capital Partners and canceled	$ (2)	(20,002)				(20,004)
Shares returned by GS Capital Partners and canceled (in Shares)	(226,800)
Shares returned by Raven and Roeske and canceled		(359)				(359)
Shares returned by Raven and Roeske and canceled (in Shares)	(4,668)
Beginning Balance at Mar. 31, 2020									3,581,487	997,297	4,578,784
Beginning Balance (in Shares) at Mar. 31, 2020
Net loss for the period									(596,870)	19,429	(577,441)
Ending balance at Jun. 30, 2020									2,984,617	1,016,726	4,001,343
Ending balance (in Shares) at Jun. 30, 2020
Distributions to shareholders									(25,000)	(25,000)	(50,000)
Net loss for the period									(610,635)	(19,408)	(630,043)
Ending balance at Sep. 30, 2020									2,348,982	972,318	3,321,300
Ending balance (in Shares) at Sep. 30, 2020
Beginning Balance at Dec. 31, 2020	$ 132	$ 38,292,653	$ (48,202,731)	$ 74,742	$ (277,436)	$ (10,112,640)			2,896,346	886,204	3,782,550
Beginning Balance (in Shares) at Dec. 31, 2020	13,188,951
Net loss for the period									(99,575)	503,377	403,802
Ending balance at Mar. 31, 2021									2,796,771	1,389,581	4,186,352
Ending balance (in Shares) at Mar. 31, 2021
Net loss for the period									(1,951,590)	291,857	(1,659,733)
Ending balance at Jun. 30, 2021							$ 283	7,048,852	358,381	1,681,438	9,088,954
Ending balance (in Shares) at Jun. 30, 2021							28,276,474
Issuance of shares for reverse merger							$ 255	5,561,720			5,561,975
Issuance of shares for reverse merger (in Shares)							25,474,625
Stock compensation in connection with reverse merger								729,292			729,292
Fair value of convertible debt issued to HWN shareholders									(486,800)		(486,800)
Issuance of common stock to Cobra Equities upon conversion of a convertible debenture							$ 11	306,500			306,511
Issuance of common stock to Cobra Equities upon conversion of a convertible debenture (in Shares)							1,086,917
Issuance of common stock to a related party upon conversion of a convertible debenture							$ 6	223,733			223,739
Issuance of common stock to a related party upon conversion of a convertible debenture (in Shares)							660,000
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock							$ 10	209,006			209,016
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock (in Shares)							985,651
Issuance of common stock to Efrat Investments upon exercise of warrants							$ 1	18,601			18,602
Issuance of common stock to Efrat Investments upon exercise of warrants (in Shares)							69,281
Stock-based compensation								39,290			39,290
Net loss for the period									(9,312,829)	114,150	(9,198,679)
Ending balance at Sep. 30, 2021							$ 355	9,528,855	(8,954,448)	1,795,588	2,370,350
Ending balance (in Shares) at Sep. 30, 2021							35,465,167
Issuance of common stock to Cobra Equities upon conversion of a convertible debenture							$ 33	983,892			983,925
Issuance of common stock to Cobra Equities upon conversion of a convertible debenture (in Shares)							3,324,432
Issuance of common stock to a related party upon conversion of a convertible debenture							$ 15	521,235			521,250
Issuance of common stock to a related party upon conversion of a convertible debenture (in Shares)							1,500,000
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock							$ 10	195,745			195,755
Issuance of common stock to Dominion Capital upon conversion of Series A preferred stock (in Shares)							1,025,641
Issuance of common stock to Efrat Investments upon exercise of warrants							$ 14	$ 739,841			$ 739,855
Issuance of common stock to Efrat Investments upon exercise of warrants (in Shares)							1,338,620